Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Annual Rates of Depreciation

Annual rates of depreciation are as follows:

Computers and electronic equipment	3 years
Laboratory equipment	14-15 years
Office furniture and equipment	3-17 years Mainly 3 years
Production lines, industrial fixtures, equipment and tooling	2-15 years Mainly 10 years
Vehicles	6.25 years
Demonstration equipment	4-5 years

Schedule of Annual Rates of Amortization Rates	Annual rates of amortization rates are as follows:
Exclusivity right	4 years
Technology & IP	5-7 years
Customer relationships	15 years